UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MHR Fund Management LLC

Address:   c/o Akin, Gump Strauss, Hauer, & Feld, L.L.P.
           One Bryant Park
           New York, NY 10036


Form 13F File Number: 28-10786


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Janet Yeung
Title:  Authorized Signatory
Phone:  212-262-0005

Signature,  Place,  and  Date  of  Signing:

/s/ Janet Yeung                    New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $    2,824,009
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
DYNAVAX TECHNOLOGIES CORP      COM            268158102       988    445,000 SH       SOLE                   445,000      0    0
ENSCO PLC                      SHS CLASS A    G3157S106   245,078  4,084,628 SH       SOLE                 4,084,628      0    0
HERCULES OFFSHORE INC          COM            427093109       402     54,145 SH       SOLE                    54,145      0    0
KEY ENERGY SVCS INC            COM            492914106   141,193 17,474,343 SH       SOLE                17,474,343      0    0
LEAP WIRELESS INTL INC         COM NEW        521863308   138,732 23,533,869 SH       SOLE                23,533,869      0    0
LIONS GATE ENTMNT CORP         COM NEW        535919203 1,218,495 51,261,899 SH       SOLE                51,261,899      0    0
LORAL SPACE & COMMUNICATNS INC COM            543881106   503,067  8,129,719 SH       SOLE                 8,129,719      0    0
METROPCS COMMUNICATIONS INC    COM            591708102   159,353 14,619,575 SH       SOLE                14,619,575      0    0
NAVISTAR INTL CORP NEW         COM            63934E108   414,840 12,000,000 SH       SOLE                12,000,000      0    0
TIM PARTICIPACOES S A          SPONSORED ADR  88706P205     1,861     85,068 SH       SOLE                    85,068      0    0


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